SUBSEQUENT EVENTS (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Oct. 11, 2022	Jun. 02, 2021	Sep. 30, 2022	Dec. 31, 2021	Oct. 21, 2022	Oct. 10, 2022	Dec. 31, 2020
Price per share			$ 50,000
Share price of common stock			$ 65,000
Issuance of common stock			75,000
Aggregate shares of common stock to purchase price			$ 75,000
Common stock warrants				4,477,923
Common stock share issued			27,583,000	13,673,000			13,138,000
Preferred stock shares converts into common stock			1,420,000	40,000
Subsequent Event Member
Issuance of common stock	3,900,000
Term of warrants	4 years
Warrants with an exercise price	50,000
10% Senior Unsecured Convertible Debenture
Common stock share issued				121,262
Dividend percentage				10.00%
Auctus | 2020 Exchange Agreements
Exchange price basis		The exchange price will be on a $1 for $1 basis
Warrant exchange value		$ 1,681,707
Aggregate outstanding notes exchange value		668,290
Amount received of common stock, warrants and prefunded warrants		2,349,997
Default penalties		350,000
Securities		$ 350,000
Weighted average price of common stock exceeds percentage rate		200.00%
Series F Preferred Shares
Common shares issued for conversion						$ 60,000
Common shares for preferred dividends						$ 778
Preferred stock shares converts into common stock			4,000	4,000
Series E Preferred shares
Preferred stock shares converts into common stock				307,000
Series F and Series F-2 Preferred shares
Common stock share issued				625,686
Dividend percentage				15.00%
Series F Preferred shares
Preferred stock shares converts into common stock				60,000
Series D Preferred share dividends
Common stock share issued				23,109
Series E Preferred share dividends
Common stock share issued				12,432
Series C2 Preferred Shares [Member]
Common shares issued					1,124,500
Conversion of common preferred shares					562